Vanguard Growth Index Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Basic Materials (1.4%)
Linde plc	4,076,405	705,218
Ecolab Inc.	1,968,110	306,691
^ International Flavors & Fragrances Inc.	809,487	82,632
FMC Corp.	983,990	80,382
CF Industries Holdings Inc.	1,647,183	44,803
Albemarle Corp.	403,668	22,755
* Axalta Coating Systems Ltd.	799,999	13,816
		1,256,297
Consumer Goods (4.7%)
NIKE Inc. Class B	9,454,869	782,296
* Tesla Inc.	1,094,295	573,410
Colgate-Palmolive Co.	6,502,402	431,499
* Activision Blizzard Inc.	5,828,406	346,674
Estee Lauder Cos. Inc. Class A	1,688,324	269,017
* Electronic Arts Inc.	2,215,164	221,893
* Lululemon Athletica Inc.	887,430	168,212
* Monster Beverage Corp.	2,857,765	160,778
Hershey Co.	1,125,692	149,154
McCormick & Co. Inc.	938,529	132,530
Brown-Forman Corp. Class B	2,222,333	123,362
Church & Dwight Co. Inc.	1,862,662	119,546
* Take-Two Interactive Software Inc.	859,846	101,986
Clorox Co.	475,902	82,450
Constellation Brands Inc. Class A	572,184	82,028
* NVR Inc.	26,634	68,426
Lamb Weston Holdings Inc.	1,107,566	63,242
Tiffany & Co.	432,445	56,002
* WABCO Holdings Inc.	389,567	52,611
DR Horton Inc.	1,326,524	45,102
* LKQ Corp.	2,088,453	42,834
Lennar Corp. Class A	1,062,084	40,572
Fortune Brands Home & Security Inc.	527,780	22,826
* Under Armour Inc. Class A	1,432,018	13,189
* Under Armour Inc. Class C	1,481,090	11,938
Lennar Corp. Class B	53,768	1,555
Newell Brands Inc.	369	5
		4,163,137
Consumer Services (19.4%)
* Amazon.com Inc.	3,197,952	6,235,111
Home Depot Inc.	8,277,323	1,545,459
* Netflix Inc.	3,325,873	1,248,865
Comcast Corp. Class A	34,452,795	1,184,487
Costco Wholesale Corp.	3,336,645	951,378
McDonald's Corp.	5,714,536	944,899

	Starbucks Corp.	8,514,567	559,748
	Lowe's Cos. Inc.	5,857,394	504,029
*	Charter Communications Inc. Class A	1,141,090	497,869
*	Booking Holdings Inc.	317,677	427,377
	TJX Cos. Inc.	8,254,480	394,647
	Dollar General Corp.	1,950,361	294,524
	Ross Stores Inc.	2,746,629	238,874
*	Uber Technologies Inc.	7,768,323	216,892
*	O'Reilly Automotive Inc.	574,411	172,926
	Yum! Brands Inc.	2,294,625	157,251
*	AutoZone Inc.	180,839	152,990
	Marriott International Inc. Class A	1,984,082	148,429
	Hilton Worldwide Holdings Inc.	2,140,403	146,061
*	Chipotle Mexican Grill Inc.	211,026	138,095
*	Dollar Tree Inc.	1,794,814	131,865
*	Copart Inc.	1,587,146	108,751
	Domino's Pizza Inc.	310,441	100,605
	Tractor Supply Co.	897,956	75,922
	FactSet Research Systems Inc.	287,819	75,029
*	Ulta Beauty Inc.	424,112	74,516
	Expedia Group Inc.	1,057,399	59,500
*	Roku Inc.	659,347	57,680
*	Altice USA Inc. Class A	2,391,592	53,309
*	Live Nation Entertainment Inc.	1,053,108	47,874
	Wynn Resorts Ltd.	691,390	41,615
^	Sirius XM Holdings Inc.	8,401,343	41,503
^,*	Lyft Inc. Class A	1,519,098	40,788
	Rollins Inc.	1,117,133	40,373
*	Burlington Stores Inc.	250,893	39,756
^,*	Wayfair Inc.	474,839	25,375
	Vail Resorts Inc.	153,442	22,665
	MGM Resorts International	1,760,798	20,777
*	Chewy Inc.	323,828	12,140
^,*	Carvana Co.	192,421	10,600
			17,240,554
Financials (12.8%)
	Visa Inc. Class A	12,721,075	2,049,620
	Mastercard Inc. Class A	6,812,517	1,645,632
	American Tower Corp.	3,361,321	731,928
	Crown Castle International Corp.	3,155,621	455,672
	S&P Global Inc.	1,855,024	454,574
	Prologis Inc.	5,602,348	450,261
	Equinix Inc.	647,317	404,295
	Intercontinental Exchange Inc.	4,224,559	341,133
	Marsh & McLennan Cos. Inc.	3,829,003	331,056
	Charles Schwab Corp.	8,754,925	294,340
	Aon plc	1,776,396	293,176
	Moody's Corp.	1,217,568	257,516
	SBA Communications Corp.	854,238	230,619
	Blackstone Group LP Class A	5,001,804	227,932
	Public Storage	1,126,517	223,737
	Digital Realty Trust Inc.	1,583,227	219,926
	MSCI Inc.	610,904	176,527
	IHS Markit Ltd.	2,892,398	173,544
	T. Rowe Price Group Inc.	1,685,026	164,543
	AvalonBay Communities Inc.	1,060,853	156,126
	Realty Income Corp.	2,472,140	123,261

Simon Property Group Inc.	2,210,638	121,276
Alexandria Real Estate Equities Inc.	873,428	119,712
Arthur J Gallagher & Co.	1,418,367	115,611
Essex Property Trust Inc.	501,028	110,346
Equifax Inc.	918,501	109,715
Boston Properties Inc.	1,173,937	108,272
First Republic Bank	1,278,864	105,225
* Markel Corp.	99,518	92,342
* CBRE Group Inc. Class A	2,415,305	91,081
MarketAxess Holdings Inc.	273,259	90,878
Extra Space Storage Inc.	934,404	89,478
Mid-America Apartment Communities Inc.	865,737	89,197
Sun Communities Inc.	703,454	87,826
Invitation Homes Inc.	4,083,265	87,259
UDR Inc.	2,225,678	81,326
Cboe Global Markets Inc.	841,831	75,133
* SVB Financial Group	390,965	59,067
Iron Mountain Inc.	2,178,496	51,848
Regency Centers Corp.	1,270,181	48,813
SEI Investments Co.	1,024,561	47,478
Federal Realty Investment Trust	571,961	42,674
TD Ameritrade Holding Corp.	1,028,825	35,659
E*TRADE Financial Corp.	860,002	29,515
Camden Property Trust	365,924	28,996
Interactive Brokers Group Inc.	554,436	23,935
Vornado Realty Trust	654,825	23,711
		11,371,791
Health Care (8.2%)
Thermo Fisher Scientific Inc.	3,042,738	862,921
Bristol-Myers Squibb Co.	8,883,764	495,181
Becton Dickinson and Co.	2,052,724	471,654
* Vertex Pharmaceuticals Inc.	1,951,821	464,436
* Intuitive Surgical Inc.	877,161	434,379
Zoetis Inc.	3,613,643	425,290
Stryker Corp.	2,415,256	402,116
* Boston Scientific Corp.	10,573,861	345,025
Danaher Corp.	2,373,889	328,570
* Illumina Inc.	1,115,131	304,565
* Regeneron Pharmaceuticals Inc.	614,185	299,900
* Edwards Lifesciences Corp.	1,582,284	298,450
* Centene Corp.	4,429,625	263,164
* DexCom Inc.	694,391	186,979
ResMed Inc.	1,090,863	160,673
* IDEXX Laboratories Inc.	650,798	157,649
Baxter International Inc.	1,938,159	157,359
* Alexion Pharmaceuticals Inc.	1,594,702	143,188
* IQVIA Holdings Inc.	1,252,186	135,061
* BioMarin Pharmaceutical Inc.	1,363,686	115,231
* Seattle Genetics Inc.	909,673	104,958
Cooper Cos. Inc.	376,603	103,818
Teleflex Inc.	351,485	102,936
* Incyte Corp.	1,388,263	101,663
* Align Technology Inc.	538,086	93,600
* Alnylam Pharmaceuticals Inc.	846,376	92,128
* Varian Medical Systems Inc.	690,601	70,897
* Exact Sciences Corp.	1,117,003	64,786
* ABIOMED Inc.	325,569	47,260

* Jazz Pharmaceuticals plc	406,929	40,587
* PPD Inc.	515,847	9,187
		7,283,611
Industrials (11.4%)
* PayPal Holdings Inc.	8,910,144	853,057
Accenture plc Class A	4,819,325	786,803
Union Pacific Corp.	5,267,614	742,944
Lockheed Martin Corp.	1,819,675	616,779
Boeing Co.	4,057,367	605,116
Fidelity National Information Services Inc.	4,664,441	567,383
United Parcel Service Inc. Class B	5,318,018	496,809
* Fiserv Inc.	4,384,622	416,495
Automatic Data Processing Inc.	2,954,592	403,834
Global Payments Inc.	2,280,211	328,875
Sherwin-Williams Co.	630,279	289,626
Roper Technologies Inc.	789,386	246,138
Verisk Analytics Inc.	1,244,128	173,407
Agilent Technologies Inc.	2,343,879	167,869
Amphenol Corp. Class A	2,248,047	163,838
* CoStar Group Inc.	277,917	163,196
Illinois Tool Works Inc.	1,097,031	155,910
Waste Connections Inc.	2,000,535	155,041
Paychex Inc.	2,447,041	153,968
* Square Inc.	2,635,894	138,068
Fastenal Co.	4,350,657	135,958
Rockwell Automation Inc.	876,362	132,252
* Mettler-Toledo International Inc.	184,837	127,632
AMETEK Inc.	1,735,449	124,987
TransDigm Group Inc.	385,825	123,537
* FleetCor Technologies Inc.	658,196	122,780
Fortive Corp.	2,164,680	119,469
* Keysight Technologies Inc.	1,423,381	119,108
Cintas Corp.	667,801	115,676
Vulcan Materials Co.	1,006,031	108,722
Old Dominion Freight Line Inc.	816,989	107,238
Kansas City Southern	751,409	95,564
TransUnion	1,430,237	94,653
Martin Marietta Materials Inc.	474,156	89,724
* Waters Corp.	489,535	89,120
Xylem Inc.	1,366,860	89,024
Expeditors International of Washington Inc.	1,293,679	86,314
Broadridge Financial Solutions Inc.	870,973	82,594
Ball Corp.	1,240,206	80,192
Masco Corp.	2,172,058	75,088
Westinghouse Air Brake Technologies Corp.	1,381,322	66,483
* Trimble Inc.	1,887,894	60,092
JB Hunt Transport Services Inc.	647,505	59,719
Jack Henry & Associates Inc.	291,499	45,252
HEICO Corp. Class A	609,336	38,937
* IPG Photonics Corp.	262,568	28,956
Cognex Corp.	614,711	25,953
Hubbell Inc.	206,556	23,700
HEICO Corp.	307,824	22,967
AO Smith Corp.	522,356	19,750
* XPO Logistics Inc.	352,104	17,165
FLIR Systems Inc.	511,323	16,306

	Robert Half International Inc.	417,500	15,761
			10,185,829
Oil & Gas (0.6%)
	EOG Resources Inc.	4,416,627	158,645
	Pioneer Natural Resources Co.	1,257,307	88,200
	ONEOK Inc.	3,134,748	68,369
	Concho Resources Inc.	1,524,902	65,342
*	Cheniere Energy Inc.	1,736,760	58,182
	Hess Corp.	1,037,353	34,544
	Diamondback Energy Inc.	1,219,368	31,948
	Cabot Oil & Gas Corp.	1,545,563	26,568
	Targa Resources Corp.	1,772,314	12,247
	Noble Energy Inc.	1,821,392	11,001
^	Continental Resources Inc.	564,839	4,315
	Apache Corp.	234	1
			559,362
Technology (40.9%)
	Microsoft Corp.	57,890,590	9,129,925
	Apple Inc.	30,345,189	7,716,478
*	Facebook Inc. Class A	18,260,783	3,045,899
*	Alphabet Inc. Class A	2,273,672	2,641,893
*	Alphabet Inc. Class C	2,215,875	2,576,642
*	Adobe Inc.	3,673,571	1,169,077
	NVIDIA Corp.	4,412,059	1,163,019
*	salesforce.com Inc.	6,322,161	910,265
	Texas Instruments Inc.	7,093,816	708,885
	Broadcom Inc.	2,859,651	678,023
	Intuit Inc.	1,876,914	431,690
*	ServiceNow Inc.	1,430,816	410,043
*	Advanced Micro Devices Inc.	8,452,498	384,420
*	Micron Technology Inc.	8,402,862	353,424
	Applied Materials Inc.	7,007,969	321,105
	L3Harris Technologies Inc.	1,677,230	302,103
	Lam Research Corp.	1,100,644	264,155
*	Autodesk Inc.	1,665,998	260,062
	Analog Devices Inc.	2,794,111	250,492
	KLA Corp.	1,197,109	172,072
*	Workday Inc. Class A	1,244,145	162,013
*	Veeva Systems Inc. Class A	998,534	156,141
	Xilinx Inc.	1,909,503	148,827
*	ANSYS Inc.	639,469	148,657
*	Splunk Inc.	1,171,831	147,920
*	Synopsys Inc.	1,140,161	146,841
*	VeriSign Inc.	801,892	144,413
	Cerner Corp.	2,265,517	142,705
*	Cadence Design Systems Inc.	2,130,358	140,689
*	Twitter Inc.	5,594,764	137,407
	Citrix Systems Inc.	938,284	132,814
	Microchip Technology Inc.	1,812,299	122,874
*	Palo Alto Networks Inc.	706,546	115,845
	Skyworks Solutions Inc.	1,293,293	115,595
*	Fortinet Inc.	1,103,213	111,612
*	IAC/InterActiveCorp	598,389	107,249
*	Akamai Technologies Inc.	1,164,294	106,521
	Maxim Integrated Products Inc.	2,051,505	99,724
*	Okta Inc.	808,085	98,796

*	Snap Inc.			7,348,366	87,372
	Motorola Solutions Inc.			650,604	86,478
*	Twilio Inc.			945,331	84,598
*	Arista Networks Inc.			405,696	82,174
*	Paycom Software Inc.			376,582	76,073
*	GoDaddy Inc. Class A			1,295,415	73,981
	SS&C Technologies Holdings Inc.			1,630,492	71,448
*	VMware Inc. Class A			582,124	70,495
*	Gartner Inc.			645,107	64,233
*	Black Knight Inc.			1,077,781	62,576
*	RingCentral Inc. Class A			284,007	60,184
*	Slack Technologies Inc. Class A			1,769,630	47,497
*	Pinterest Inc. Class A			2,325,737	35,909
*	Dropbox Inc. Class A			1,634,336	29,582
^,*	Match Group Inc.			399,969	26,414
*	Crowdstrike Holdings Inc. Class A			158,475	8,824
*	Datadog Inc. Class A			208,881	7,516
*	F5 Networks Inc.			62	7
					36,351,676
Telecommunications (0.3%)
*	T-Mobile US Inc.			2,271,864	190,609
*	Zoom Video Communications Inc. Class A			345,140	50,432
					241,041
Utilities (0.0%)
	NRG Energy Inc.			906,939	24,723

Total Common Stocks (Cost $54,828,125)					88,678,021
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
1,2 Vanguard Market Liquidity Fund		0.943%		3,034,657	303,102

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	1.527%–1.541%	4/30/20	9,750	9,750
Total Temporary Cash Investments (Cost $313,025)					312,852
Total Investments (100.1%) (Cost $55,141,150)					88,990,873
Other Assets and Liabilities -Net (-0.1%)2,3,4					(52,145)
Net Assets (100%)					88,938,728
Cost rounded to $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $72,413,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $74,051,000 was received for securities on loan.
3 Securities with a value of $9,750,000 and cash of $9,789,000 have been segregated as initial margin for open futures contracts.
4 Cash of $4,430,000 has been segregated as collateral for open over-the-counter swap contracts.

Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			June 2020	1,620	208,146	(698)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid )[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Visa, Inc. Class A	9/2/20	BOANA	49,984	(1.415)	—	(5,649)
1 Payment received/paid monthly.
BOANA —Bank of America NA.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts o n an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Growth Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, i nterest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

Growth Index Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	88,678,021	—	—	88,678,021
Temporary Cash Investments	303,102	9,750	—	312,852
Total	88,981,123	9,750	—	88,990,873
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	3,362	—	—	3,362
Swap Contracts	—	5,649	—	5,649
Total	3,362	5,649	—	9,011
1 Represents variation margin on the last day of the reporting period.